SCHEDULE 1 BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Ordinary shares, par value per share	$ 0.000001	$ 0.000001
Ordinary shares, shares authorized	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	265,824,928	353,016,455
Ordinary shares, shares outstanding	265,824,928	353,016,455
Parent Company [Member]
Ordinary shares, par value per share	$ 0.000001	$ 0.000001
Ordinary shares, shares authorized	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	265,824,928	353,016,455
Ordinary shares, shares outstanding	265,824,928	353,016,455